Dennis Lamont Direct Dial: 212-906-1231 dennis.lamont@lw.com	53rd at Third 885 Third Avenue New York, New York 10022-4834 Tel: (212) 906-1200 Fax: (212) 751-4864 www.lw.com
LATHAM & WATKINS LLP	FIRM/AFFILIATE OFFICES
	Brussels	New York
	Chicago	Northern Virginia
	Frankfurt	Orange County
	Hamburg	Paris
	Hong Kong	San Diego
	London	San Francisco
	Los Angeles	Shanghai
	Milan	Silicon Valley
	Moscow	Singapore
	Munich	Tokyo
	New Jersey	Washington, D.C.
File No. 039977-0001

May 11, 2006

VIA EDGAR AND HAND DELIVERY

Mr. Craig Slivka
U.S. Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Washington, D.C. 20549

Re:	Neff Rental LLC, Neff Finance Corp. and Neff Rental, Inc. Registration Statement on Form S-4 (File No. 333-130841)

Dear Mr. Slivka:

        On behalf of our clients, Neff Rental LLC, Neff Finance Corp. and Neff Rental, Inc. (the "Registrants"), we are responding to the comments of the Staff of the U.S. Securities and Exchange Commission (the "Commission") set forth in your letter dated January 31, 2006, with respect to the Registrants' above-referenced Registration Statement on Form S-4 filed with the Commission on January 3, 2005 (the "Registration Statement"). Simultaneously with this letter, the Registrants have filed via EDGAR Amendment No. 1 to the Registration Statement ("Amendment No. 1"), revised to reflect changes prompted by your comments. Amendment No. 1 contains the various revisions described below. For your convenience, we are delivering a courtesy package, which includes five copies of Amendment No. 1, three of which have been marked to show changes from the Registration Statement.

        The Staff's comments are set forth below in bold, followed by the Registrant's responses to each comment.

General

1.
Please confirm supplementally that the offer will be open for at least 20 full business days to ensure compliance with Rule 14e-1(a). Please confirm supplementally that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

Response:    The Registrants hereby confirm that the offer will be open for at least 20 full business days in a manner compliant with Rule 14e-1(a) of the Exchange Act and that the expiration date will be included in the final prospectus disseminated to security holders.

LATHAM & WATKINS LLP

Prospectus Cover Page

2.
Show the guarantees as a separate security, identifying the guarantor and its relationship to Neff Rental LLC and Neff Finance Corp.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on the prospectus cover page.

Table of Contents, page ii

3.
We note your disclosure in the last two sentences of the last paragraph following your table of contents. Please delete the language in this section that implies that you are not responsible for the accuracy or completeness of the information you elect to include in the prospectus.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the deletion of the indicated language on the table of contents page.

Prospectus Summary, page 1

4.
To further balance your summary disclosure, please discuss your historical net losses and fixed charge coverage ratio. In this connection, please also note that as disclosure required by Item 503 of Regulation S-K, your ratio of earnings to fixed charges should appear in the forepart of your prospectus, although currently this information does not appear until page 54. See introductory language in Item 3 of Form S-4.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on page 1.

Our Company, page 1

5.
Please revise to explain what you mean by "niche expertise" in the first paragraph of this section.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the deletion of all references to "niche expertise."

6.
Please revise to provide a more balanced summary description of your business, including a discussion of your leveraged position. Include more detailed balancing disclosure in your Business section, as well. We may have further comment based on your response.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on page 2.

7.
Please disclose the nature of Odyssey Investment Partners, LLC's business.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on page 5.

Terms of the Exchange Senior Notes, page 8
Terms of the Exchange Subordinated Notes, page 11

8.
In your sections on "Ranking," please also quantify and state, as of the most recent practicable date, the total amount of debt that is equal and junior to these notes, listing the total amount for each type separately.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on pages 11 and 14.

Terms of the Exchange Senior Notes, page 8

9.
Disclose whether the guarantors will wholly and unconditionally guarantee the notes.

Response:    The Registrants hereby confirm that the current guarantor and any additional guarantors that subsequently come into existence will fully and unconditionally guarantee the notes, subject to a customary bankruptcy and fraudulent conveyance "savings clause" consistent with the interpretation of the staff set forth in Release 33-7878 (August 15, 2000). Amendment No. 1 has been revised in response to the Staff's comment.

LATHAM & WATKINS LLP

10.
To the extent additional subsidiaries come into existence and are made guarantors on the notes prior to the expiration of your exchange offer, please confirm to us that you will update the registration statement to revise the facing page, the financial statements, and the signature pages accordingly.

Response:    The Registrants hereby confirm that the registration statement will be revised as set forth above to the extent additional subsidiaries come into existence prior to the expiration of the exchange offer.

Risk Factors, page 17

11.
Please delete the second and third sentences of your introductory paragraph, as you must disclose all risks that you believe are material at this time and may not qualify your risk factor disclosure by referring to unknown risks. Refer to Staff Legal Bulletin No. 7A, sample comment #30.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the deletion of the indicated language on page 21.

12.
Please do not include risks that are not currently material, or clarify why they are currently material. Please see the risk factors titled:

•
"The nature of our business exposes us to liability claims..."

•
"We must comply with numerous environmental and occupational health and safety regulations..."

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of language clarifying the materiality of the indicated risks to the business of the Registrants.

To service our indebtedness, we will require a significant amount of cash, page 18

13.
We note your disclosure in the last paragraph of this risk factor. Please quantify your annual debt service costs and the impact of an interest rate change on these costs. For example, what would be the impact of a one percent increase in your interest rates?

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language and calculation on page 22.

The trading price of the exchange notes may be volatile, page 22

14.
Please revise to clarify the risk to noteholders or delete as generic.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the deletion of the indicated risk factor.

The exchange senior notes are not secured by all our assets and the liens on the collateral may be subject limitations..., page 23

15.
You disclose that capital stock securing the notes will automatically be released from collateral if separate financial statements are required to be filed for any of your subsidiaries. Please disclose the significance level of any entity whose collateral currently exceeds 10% of the principal amount of the secured class of securities. Please also disclose this information as of each balance sheet date, including interim ones, subsequent to the original issuance of the Notes. Please continue disclosing this information in both a footnote to your financial statements and in the forepart of your ongoing filings under the Exchange Act.

LATHAM & WATKINS LLP

Response:    The Registrants note that Neff Rental, Inc., the guarantor of the notes, and Neff Finance Corp., the co-issuer of the notes, are excepted from the provisions in the indenture governing the outstanding senior notes regarding the release of capital stock as collateral for the notes for any subsidiary whose financial statements are required to be filed separately. The Registrants hereby confirm that there are there are no other subsidiaries, as of December 31, 2005 or at any other time subsequent to the issuance of the outstanding senior notes. Accordingly, we believe no additional disclosure is appropriate in Amendment No. 1.

16.
Please supplementally provide us with the computations you performed in reaching the conclusion that separate financial statements are not required under Rule 3-16 of Regulation S-X.

Response:    The Registrants note that the following response was provided supplementally to the Staff on March 6, 2006 in substantially the form reprinted below. During a telephonic conversation on March 8, 2006, the Staff informally indicated that the following response would be an appropriate reply to the Comment.

        The Registrants note that the capital stock of each of Neff Finance Corp. and Neff Rental, Inc. will be pledged as collateral to secure the Registrants' $245.0 million aggregate principal amount of 11 1/4% Second Priority Senior Secured Notes due 2012 (the "Secured Notes") that are being registered pursuant to the Registration Statement. Rule 3-16 promulgated under Regulation S-X requires separate financial statements for any affiliate whose securities constitute a substantial portion of the collateral and, as applied to the Secured Notes, would require separate financial statements of Neff Finance Corp. and/or Neff Rental, Inc. if the value of their capital stock equals or exceeds 20% of $245.0 million.

        Neff Finance Corp. is a recently-formed, wholly-owned subsidiary of Neff Rental LLC. Neff Finance Corp., which is a co-issuer of the Secured Notes, has no assets, operations, revenues or cash flows other than those related to the issuance, administration and repayment of the securities being registered. Its only assets are its nominal capitalization of $1.00. The Registrants believe there is no scenario in which the principal amount, par value, book value or market value of the capital stock of Neff Finance Corp. equals or exceeds (or reasonably could be expected to equal or exceed) 20% of $245.0 million and, accordingly, no separate financial statements have been provided for Neff Finance Corp. pursuant to Rule 3-16 under Regulation S-X.

        Neff Rental, Inc. is the wholly-owned operating subsidiary of Neff Rental LLC and conducts substantially all of the operations of the group. As of December 31, 2005, Neff Rental, Inc. had additional paid-in capital of $16.5 million and an accumulated deficit of $60.7 million, for a total capital deficit of $44.2 million. Accordingly, the principal amount, par value and book value of the capital stock of Neff Finance Corp. do not equal or exceed 20% of $245.0 million. Neff Rental, Inc. does not have any objective criteria to measure the market value of its capital stock, and the Registrants have not obtained an independent valuation of the market value of the capital stock of Neff Rental, Inc. on a stand-alone basis. The Registrants note that the operations conducted by Neff Rental, Inc., as part of the consolidated group, represent substantially all of the value of the group. To that extent, Neff Rental, Inc. accounted for 100% of the group's consolidated revenues for each of the periods for which an income statement is provided in the Registration Statement, and represented greater than 97% of the group's consolidated assets as of each date for which a balance sheet is provided in the Registration Statement. Accordingly, the Registrants believe that separate audited financial statements for Neff Rental, Inc. would not provide any additional information that would be useful or material to investors insofar as the information presented would be substantially identical to the financial statements included for the consolidated group, other than intercompany amounts. Moreover, the Registrants note that condensed consolidating financial information for the Registrants are provided in the notes to the financial statements included in the Registration Statement in accordance with Rule 3-10 under Regulation S-X, allowing investors the opportunity evaluate Neff Rental, Inc. separately from the rest of the consolidated group. Accordingly, no separate financial statements have been provided for Neff Rental, Inc. pursuant to Rule 3-16 under Regulation S-X.

LATHAM & WATKINS LLP

17.
Rights of holders of exchange notes in the collateral may be adversely affected..., page 25.

Response:    The Registrants believe that this comment was inadvertently mislabeled and was intended by the Staff to be a heading for Comment #18 below.

18.
The statements you make in this risk factor seem to contradict the requirements of Section 314 of the Trust Indenture Act. Please revise.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the deletion of the language that contradicted the requirements of Section 314 of the Trust Indenture Act.

Forward-Looking Statements, page 37

19.
Please remove the word "will" from the list of forward-looking terminology in the first sentence of this section.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the deletion of the indicated language on page 41.

20.
The safe harbor for forward-looking statements provided in the Private Securities Litigation Reform Act of 1995 does not apply to statements made in connection with a tender offer. See Section 27A(b)(2)(C) of the Securities Act and Section 21E(b)(2)(C) of the Exchange Act. Therefore, please delete the reference to the safe harbor or state explicitly that the safe harbor protections it provides do not apply to statements made in connection with the offer. In addition, because you are not an issuer that is subject to the reporting requirements of section 13(a) or section 15(d) of the Exchange Act, the safe harbor provisions of the PSLRA do not apply. See Section 27A(a)(1) of the Securities Act and Section 21E(a)(1) of the Exchange Act.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the deletion of the indicated language on page 41.

21.
We note your disclosure in the fourth to last bullet. Please revise to disclose risks related to conflicts between the interests of your sponsor and the noteholders' interests.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on page 41.

Expiration Date; Extensions; Amendments, page 40

22.
We note your reservation of the right to amend the terms of the offer. Please revise to indicate that, in the event of a material change in the offer, including the waiver of a material condition, you will extend the offer period if necessary so that at least five business days remain in the offer following notice of the material change.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on page 44.

23.
We note that you reserve the right "to delay accepting any outstanding senior notes." Clarify in what circumstances you will delay acceptance and confirm that any such delay will be consistent with Rule 14e-l(c). For instance, if you are referring to the right to delay acceptance only due to an extension of the exchange offer, so state.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on page 44.

LATHAM & WATKINS LLP

24.
We note your disclosure on page 40 in the first bullet point concerning oral notice of any delay, extension or termination. Please advise us as to how oral notice of any extension is reasonably calculated to reach registered holders of the outstanding notes or otherwise satisfies the requirements of Rule 14e-1(d).

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of language clarifying that the means of any such oral notice shall be in compliance with Rule 14e-l(d) of the Exchange Act.

Unaudited Pro Forma Condensed Consolidated Financial Information, page 48

25.
Please revise the descriptions of pro forma adjustment (b) to show the computation of each adjustment, including the interest rates used for each debt instrument.

Response:    The Registrants initially included the unaudited pro forma condensed consolidated financial information in the Registration Statement in reliance on Rule 11-01(a)(8) of Regulation S-X to give effect to the Recapitalization as if it had occurred at the beginning of the interim period originally presented in the Registration Statement. Amendment No. 1 now includes an audit for the full fiscal year 2005, and the Registrants have determined that the pro forma financial information no longer would be material to investors. Accordingly, the pro forma financial information has been deleted from the Registration Statement in its entirety.

26.
Please note that it is appropriate to give pro forma effect to the elimination of interest associated with historical debt only to the extent that is eliminated by the pro forma transactions. Further, your pro forma adjustment to eliminate interest, if calculated based on balances as of a recent date, may require downward adjustment unless the recent amount due is less than the amount due at any date during the periods presented.

Response:    Please see the Registrants' response to Comment 25.

27.
It is unclear why you have included the non-recurring charges discussed in notes (d) and (e), which result from the transaction, in the pro forma income statements. You state that these charges are not given pro forma effect, although the charges appear to be included in the pro forma financial information. In addition, it is unclear to which amount note (e) relates. Please revise or advise.

Response:    Please see the Registrants' response to Comment 25.

Selected Financial Data, page 53

28.
It is unclear why note 2 on page 54 discusses the $1,449 loss on debt extinguishment for 2001, which is included in a separate line item. Please revise or advise.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the deletion of the indicated language on page 53.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 56 Operating Expenses, page 57

29.
It is unclear why you classify depreciation of your delivery vehicles as an operating expense rather than a cost of revenue. Please refer to paragraphs 2 and 3 of EITF 00-10. Please also provide the disclosures required by paragraph 6 of EITF 00-10 if you do not include all shipping and handling costs in costs of revenues.

Response:    Amendment No. 1 has been revised in response to the Staff's comment to include an accounting policy disclosure relating to Delivery Costs in Note 2 to the consolidated financial statements of the Registrants. The additional disclosure also includes disclosures required by paragraph 6 of EITF 00-10 as not all shipping and handling costs are included in costs of revnues.

LATHAM & WATKINS LLP

30.
It is also unclear why you refer to the recovery related to the litigation settlement as being included in other operating expenses. Please revise or advise.

Response:    Amendment No. 1 has been revised in response to the Staff's comment, please also refer to the Registrants' response to Comment 51.

Results of Operations, page 62

31.
In circumstances where there is more than one business reason for a change between periods, such as those identified in your discussion of the changes in gross profit, please attempt to quantify the incremental impact of each individual business reason discussed on the overall change in the line item. Please refer to Item 303(a)(3) of Regulation S-K and Financial Reporting Codification 501.04.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language where applicable.

32.
Please revise your discussion of the non-GAAP performance measure you characterize as dollar utilization to show its computation for each of the periods presented. You should also provide equally prominent disclosure to net income as required by Item 10(e)(1)(i)(a) of Regulation S-K.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on page 56.

33.
Your discussion of the non-GAAP performance measure you characterize as dollar utilization should also disclose:

•
the economic substance behind your decision to use such a measure;

•
the material limitations associated with use of dollar utilization as compared to the use of the most directly comparable GAAP financial measure;

•
the manner in which you compensate for these limitations when using dollar utilization; and

•
the substantive reasons why you believe the non-GAAP financial measure provides useful information to investors.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on page 56.

Liquidity and Capital Resources, page 70

34.
Either here or under the section entitled Description of Other Indebtedness, please briefly describe the actual material financial covenants that are in effect under the ABL credit facility from time to time throughout the term of the exchange notes, since a default under the credit facility could lead to a default under the Indenture.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on pages 89 and 90.

Internal Controls and Procedures, page 74

35.
It is unclear whether your financial statements have been revised to properly reflect lease expense and amortization of debt issue costs. If not, please provide us with your materiality assessment for each period presented.

LATHAM & WATKINS LLP

It is unclear whether your financial statements have been revised to properly reflect lease expense and amortization of debt issue costs. If not, please provide us with your materiality assessment for each period presented.

Response:    The Registrants have determined that the difference between accounting for amortization of debt issue costs on the straight-line method and the interest method for the 2004 and 2003 historical periods presented was immaterial. The difference between recording amortization expense for debt issue costs under the straight-line method, as utilized by the Registrants, and the interest method amounted to a $34,000 and $30,000 overstatement of net income for the years ended December 31, 2004 and 2003, respectively. These amounts represented less than 0.5% and 0.1% of net income in 2004 and 2003, respectively. The Registrants have recorded amortization of debt issue costs under the interest method in its consolidated financial statements for the year ended December 31, 2005.

        The Registrants have also determined that the difference between accounting for lease expense as incurred as opposed to on the straight-line basis for the 2005, 2004 and 2003 historical periods presented was also immaterial. The difference between recording lease expense as incurred, as utilized by the Registrants, as opposed to the straight-line method amounted to a $34,000 overstatement of the net loss in the year ended December 31, 2005 and a $19,000 and $9,000 understatement of net income for the years ended December 31, 2004 and 2003, respectively. These amounts represented less than 0.3% of the net loss in 2005 and 0.3% and 0.1% of net income in 2004 and 2003, respectively.

        The aggregate impact of the items discussed above on the Registrants consolidated financial statements for the years ended December 31, 2005, 2004 and 2003 amounted to a $34,000 overstatement of the net loss for the year ended December 31, 2005 and a $15,000 overstatement and $21,000 overstatement of net income for the years ended December 31, 2004 and 2003, respectively. These amounts represented less than 0.3% of the net loss in 2005 and 0.3% and 0.1% of net income in 2004 and 2003, respectively.

        The Registrants consider such amounts, individually and in the aggregate, to be immaterial for all periods presented as there is not a substantial likelihood that a reasonable person would consider such differences important.

Changes in Independent Auditors, page 75

36.
You state that "Deloitte's reports on [your] consolidated financial statements for the fiscal years ended December 31, 2003 and 2002 did not contain an adverse opinion or disclaimer of opinion, and were not modified as to audit scope or accounting principles, except as described above." We assume you intended to refer to the going concern qualification of Deloitte's report dated March 11, 2003. If so, please revise to clearly identify and reference the going concern qualification, which is discussed following the statement quoted above on page 75 of the registration statement.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the clarification of the indicated language on page 71.

37.
You also state that "[d]uring the years ended December 31, 2003 and 2002, and any date prior to May 27, 2004, we, nor anyone acting on our behalf, consulted with Kaufman..." We assume you intended to state that you did not consult with Kaufman during the specified periods. If so, please revise your disclosure accordingly.

LATHAM & WATKINS LLP

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the clarification of the indicated language on page 71.

38.
Please file the letters from your former accountants that are required by Item 304(a)(3) of Regulation S-K as exhibits to your registration statement.

Response:    The letters, from both our current and former accountants, have been filed as Exhibits 16.1 and 16.2 to the Registration Statement filed simultaneously with this response letter.

Industry Overview, page 80

39.
We note the statistics regarding the U.S. equipment rental industry. Please place these statistics in context of your business size and operations. For instance, do the numbers represent the types of equipment you rent? Also, disclose the percentage of the market your operations represent versus those of your closest competitors as well as the largest participants in your industry.

Response:    The Registrants have deleted statistics regarding the U.S. equipment rental industry in light of the fact that ascertaining market share for individual companies in specific U.S. equipment rental industry areas is unavailable due to the lack of public dissemination of such information by industry publications or otherwise.

Legal Proceedings, page 87

40.
We note your disclosure concerning the class action lawsuits related to the Recapitalization Agreement. Please revise to quantify the damages sought and clarify the "other relief" sought. In addition, please update your disclosure concerning the oral argument that was scheduled for January 17, 2006. We also note your risk factor on page 29. Please also update this disclosure as necessary.

Response:    The Delaware chancery court dismissed the class action lawsuits on February 16, 2006. Accordingly, the Registrants have deleted from the Registration Statement references to that litigation under "Business—Legal Proceedings" and the risk factor under the caption "Class action lawsuits have been filed seeking to rescind the Recapitalization."

Certain Relationships and Related Party Transactions, page 94

41.
Please state whether you believe that the transactions described in this section are on terms at least as favorable to your company as you would expect to negotiate with unrelated third parties.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on page 87 which states that sales and leases to MasTec, Inc. are at fair market rates and contain no unusual discounts or premiums.

42.
Please explain how sales and leases of construction equipment to MasTec, Inc., are negotiated on an arm's-length basis.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language on page 87.

Limitations on Stock Collateral, page 105

LATHAM & WATKINS LLP

43.
Tell us supplementally whether there has been any change in the subsidiaries whose stock is included in the collateral pool since you issued the old notes. Tell us whether there has been any change since you filed the registration statement. Finally, tell us what consideration you have given to whether the potential for a shift in the collateral pool affects the requirement that securities exchanged in a transaction in reliance on the Exxon Capital line of letters be identical. Given the potential for a shift in the collateral pool during the exchange offer, please supplementally confirm that the security provisions in both the old and new notes are identical. We may have additional comments upon review of your response.

Response:    The Registrants hereby confirm that there has not been any change in the subsidiaries whose stock is included in the collateral pool (a) since the issuance of the old notes or (b) since the filing of the registration statement. The Registrants hereby confirm that they have given consideration to the effects of a potential shift in the collateral pool in light of the Exxon Capital line of no-action letters and have determined that the old notes and new notes exchanged in this offering will be identical. The Registrants hereby confirm that the security provisions in both the old notes and new notes are identical.

44.
Supplementally confirm that you will advise the staff of any change in the subsidiaries whose stock is included in the collateral pool prior to effectiveness.

Response:    The Registrants hereby confirm that they will advise the Staff of any change in the subsidiaries whose stock is included in the collateral pool prior to effectiveness.

Certain Definitions, page 144

45.
Please eliminate definitions of terms that you do not use in the prospectus or whose meanings are apparent or commonly understood. Examples of these terms include, but are not necessarily limited to: Board of Directors, Common Stock, GAAP, and Person.

Response:    The Registrants acknowledge the Staff's request to eliminate defined terms that are not used in the prospectus and we have deleted the term "Sale of Collateral". We draw your attention to the change in Amendment No. 1 on page 163.

        With respect to terms that are defined and used in the prospectus under the headings "Description of the Exchange Senior Notes" and "Description of the Exchange Subordinated Notes," the Registrants are following an established practice consistent with the Latham & Watkins LLP standard form for high yield securities. That form was developed shortly after the introduction of the plain English rules set forth in Rule 421(b) and (d) under the Securities Act, and was prepared in consultation with Martin Dunn, Esq., William E. Morley, Michael Hyatte, Carolyn Ann Miller and Shelley Parratt of the Staff. The form was published in August 1999. As part of Latham's conversations with the Staff at that time, interested parties agreed that established market practice in offerings of high yield securities is to include in the prospectus a fulsome summary of the operative provisions of the indenture. Importantly, many terms that have commonplace meanings in everyday usage have a more precise, technical meaning in the description of notes. For example, "GAAP" may be limited to generally accepted accounting principles in the United States as of the date of the indenture, or perhaps as in effect from time to time or as in effect in another jurisdiction. Similarly, "Person" means natural persons as well as various types of legal entities. "Capital Stock" and "Board of Directors" have a common usage with respect to corporations, but are defined to also cover limited liability companies, limited partnerships and other types of organizations. These terms are used deliberately in the indenture, and practice is to define them in the prospectus so that an investor knows the precise meaning of the term in order to understand the covenants.

LATHAM & WATKINS LLP

Legal Matters, page 236

46.
Please revise to also state, if true, that Latham & Watkins LLP has rendered an opinion with respect to the enforceability of obligations under the exchange notes and guarantees being issued.

Response:    The Registrants confirm that Latham & Watkins LLP, New York, New York, will render an opinion with respect to the enforceability of obligations under the exchange notes and related guarantees, which opinion will be set forth in writing and filed with the Commission as Exhibit 5.1 to the Registration Statement prior to any request for effectiveness of such Registration Statement by the Registrants. In connection with such opinion, Latham & Watkins LLP will rely in part on the opinion of Baker & McKenzie LLP, Miami, Florida, with respect to certain matters of Florida law. Such opinion of Baker & McKenzie LLP will be set forth in writing and filed with the Commission as a part of Exhibit 5.1 to the Registration Statement. In addition, please see the revisions set forth under the caption "Legal Matters" in Amendment No. 1.

        The Registrants further confirm that Latham & Watkins LLP has advised them that, when rendering their opinion, references to the General Corporation Law of the State of Delaware and the Delaware Limited Liability Company Act include the statutory provisions contained therein and reported judicial decisions interpreting those laws.

Where You Can Find More Information, page 236

47.
Please update for our new address. Refer to Item 101(e) of Regulation S-K.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the correction of the Staff's address on page 229.

Financial Statements, F-1

Unaudited Interim Financial Statements, page F-2

Note 1—Basis of Presentation, page F-6

48.
Please tell us how you determined what portion of the $24 million of costs and fees incurred in connection with the recapitalization represented deferred debt costs, a cost of capital and the remainder which was expensed.

Response:    The Registrants incurred $24 million in direct transaction costs and financing fees related to the transactions. The Registrants' management evaluated and allocated such costs and fees based on the following criteria. Most of the financial and legal advisors retained were clearly delineated between providing advice relating to the recapitalization or financial advice related to the structuring of the debt and their fees were accounted for as discussed below. To the extent that an advisor provided advice with respect to the recapitalization as well as the structuring of the debt, these fees were allocated based on the advisors' billings which segregated the services based on the nature of the advice provided.

        Fees paid to obtain the debt financing, such as legal fees, accounting fees and financing fees, were treated as deferred debt issuance costs to be amortized on the effective interest method over the life of the respective debt instrument, with the exception of costs associated with the bridge financing which were fully expensed when the bridge financing was repaid in full on July 8, 2005. Fees paid as a result of the transactions, such as legal fees, investment banking fees and diligence expenses were treated as part of the costs of the transactions and applied to capital. All other fees and expenses, such as legal fees incurred by the Registrants related to the sale of the business, costs incurred related to the bridge financing and other Registrant-related transaction costs, were expensed as incurred.

LATHAM & WATKINS LLP

Audited Financial Statements, page F-21

Independent Auditors' Report, page F-22

49.
Please obtain a revised report from Kaufman, Rossin & Co. LLP that indicates the city and state where their report was issued. Please also ensure that the revised report refers to the standards of the Public Company Accounting Oversight Board, rather than just auditing standards. Please refer to Rule 2-02(a)(3) of Regulation S-X.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language.

50.
Please obtain a revised report from Deloitte and Touche LLP that refers to the standards of the Public Company Accounting Oversight Board (United States) rather than generally accepted auditing standards. Please refer to AS1, which is effective for all reports issued or reissued after May 24, 2004.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language.

Statements of Operations, page F-24

51.
Please provide us with additional information to help us understand why you have excluded costs (recovery) for litigation settlement from income from operations.

Response:    As disclosed in Note 10 to the consolidated financial statements, during 1999 the Registrants' recorded a gain of $3.8 million from the sale of a subsidiary, which was not a continuous business activity, as "Other (Income) Expense" in the consolidated statement of operations. As also disclosed in Note 10, subsequent to the sale of the subsidiary, the Registrants' and the purchaser entered into arbitration to settle certain purchase price disputes. The purchase price arbitration was finalized in 2002 and awarded the purchaser $3.5 million. The $3.5 million purchase price adjustment plus $400,000 in related costs was recorded as "Costs of Litigation Settlement" in "Other (Income) Expense" in the consolidated statement of operations as it related to the sale of the subsidiary discussed above. The Registrants and the purchaser subsequently entered into a settlement agreement, of which the Registrants' obligation was satisfied during 2004, for approximately $1 million less than originally estimated. Accordingly, the Registrants recorded such $1 million recovery in "Other (Income) Expense" to be consistent with the recording of the gain on sale of subsidiary and subsequent purchase price adjustment.

52.
Please also tell us why you have included (gains) losses on debt extinguishment in income from operations.

Response:    The consolidated financial statements of the Registrants have been restated in order to reflect gain on debt extinguishment as a component of other (income) expenses.

Consolidated Statements of Cash Flows, page F-26

53.
Please provide us with additional information to help us understand how your presentation of borrowings on your term loan on a net basis is consistent with paragraphs 11-13 of SFAS 95.

Response:    The Registrants have amended the disclosure to remove "Net" as there were no repayments on the term loan until the loan was entirely paid during the year ended December 31, 2005.

LATHAM & WATKINS LLP

54.
Please revise to present the amortization of interest and debt issuance costs separately from the depreciation of property, plant and equipment. Please also present debt issuance costs separately in the financing activities section.

Response:    The consolidated financial statements of the Registrants have been revised in order to present the amortization of interest debt issuance costs separately from the depreciation of property, plant and equipment.

Note 2—Summary of Significant Accounting Policies, page F-27

Revenue Recognition, page F-28

55.
Please revise your discussion of your revenue recognition policy with respect to the sale of equipment that is on lease to clarify how it is consistent with SAB Topic 13:A.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language in Note 2 to our consolidated financial statements.

Note 4—Property and Equipment, page F-33

56.
The range of useful lives for your buildings and improvements of two to 30 years is very broad. Please separately discuss and disclose the types of assets that fall in each part of the range.

Response:    Amendment No. 1 has been revised in response to the Staff's comment through the addition of the indicated language in Note 2 to our consolidated financial statements.

Note 8—Income Taxes, page F-38

57.
Please revise your disclosure to provide more detail regarding the amounts and expiration dates of operating loss and tax credit carryforwards. Please refer to paragraph 48 of SFAS 109.

Response: Amendment No. 1 has been revised in response to the Staff's comment to include the disclosure required by paragraph 48 of SFAS 109.

Note 12—Operating Leases, page F-42

58.
Please provide us with additional information to help us understand how your disclosure is consistent with the requirements of paragraph 23 of SFAS 13 or revise accordingly.

Response: The Registrants rent construction equipment to customers and the accumulated depreciation related to that rental equipment is disclosed in Note 2 of the consolidated financial statements under "Rental Equipment." Disclosure regarding our leasing arrangements are also made in Note 2. The Registrants respectfully believe that they have complied with the disclosure requirements of SFAS 13 paragraph 23, as only (b)(i) and (c) are applicable to our business.

59.
Please disclose how you account for (a) step rent provisions and escalation clauses and (b) capital improvement funding and other lease concessions, which may be present in your leases. If, as we assume, they are taken into account in computing your minimum lease payments and the minimum lease payments are recognized on a straight-line basis over the minimum lease term, the note should so state. If our assumption is incorrect, please tell us how your accounting complies with SFAS 13 and FTB 88-1. Paragraph 5(n) of SFAS 13, as amended by SFAS 29, discusses how lease payments that depend on an existing index or rate, such as the consumer price index or the prime interest rate, should be included in your minimum lease payments.

LATHAM & WATKINS LLP

Response: The Registrants account for their leases on a method that approximates the straight-line method in accordance with SFAS 13 and FTB 88-1. Please also refer to our response to the Staff's Comment 35. Under this method, the Registrants consider future rents, all step rent provisions, escalation clauses and any other lease factors in computing minimum lease payments. The Registrants' real estate leases currently contain no significant free rent or rent holidays and our other leases are equipment leases that are standard equipment operating leases negotiated at fair market rates and terms. As such, the Registrants respectively believe that additional disclosures are not warranted. The Registrants will add disclosures in future filings if such items become significant.

Note 14—Condensed Consolidating Financial Information, page F-44

60.
Please provide us with additional information to help us understand which paragraph of Rule 3-10 of Regulation S-X you are relying upon in providing condensed consolidating financial information, and explain how you met that exception. Please also revise the first paragraph of this note to identify the relevant securities, and include narrative disclosure of the nature of the guarantee and ownership of the guarantor subsidiary sufficient for the reader to understand the applicability of the relevant paragraph of Rule 3-10 of Regulation S-X. See Rule 3-10(i)(8) and (9) for additional other disclosures that also should be included in this footnote.

Response: The Registrants are relying on paragraph (f) of Rule 3-10 under Regulation S-X in providing condensed consolidating financial information. Paragraph (f) applies to multiple subsidiary guarantors of securities issued by the parent company of those subsidiaries.

        Neff Finance Corp. is a direct, 100% owned subsidiary of Neff Rental LLC. The Registrants note that Neff Finance Corp. also would qualify as a "finance subsidiary" pursuant to Rule 3-10(h)(7), and is a "co-issuer" of the notes with Neff Rental LLC. The Registrants also note that if Neff Finance Corp. were the sole subsidiary of Neff Rental LLC that was an obligor in respect of the notes, the Registrants would look to Note (4) of Rule 3-10(e) which, in turn would direct the Registrants to Rule 3-10(b). However, paragraphs (e) and (b) of Rule 3-10 are inapplicable because Neff Finance Corp. is not the only subsidiary of Neff Rental LLC that is an obligor in respect of the notes. Under these circumstances, the obligations of Neff Finance Corp. as "co-issuer" of the Securities is at least equivalent to being a guarantor of the Securities. Neff Finance Corp. is a primary obligor in respect of the notes, and its obligations are full and unconditional insofar as any holder of the notes may immediately bring suit directly against Neff Finance Corp. for payment of all amounts due and owing if Neff Rental LLC fails to make payment. Neff Finance Corp.'s obligations in respect of the notes are joint and several with Neff Rental LLC pursuant to Section 4.01 of the respective indentures and the face and paragraph 1 of the respective note certificates. Accordingly, Neff Finance Corp.'s obligations are equal or superior to the obligations otherwise required of guarantors generally under Rule 3-10(f). The Registrants also note that this structure is not unique, and there are several other registrants who have filed registration statements with the Commission who include a finance subsidiary co-issuer with other guarantors when presenting consolidating financial information in reliance on Rule 3-10. For a sample of recent comparisons, see DynCorp International LLC; Polymer Holdings LLC; Kraton Polymers LLC; Quality Distribution LLC; Refco Group Ltd., LLC; American Casino & Entertainment Properties LLC; Consolidated Container Co LLC; Wise Metals Group LLC; IASIS Healthcare LLC; Calpine Generation Company, LLC; and Mrs. Fields Famous Brands LLC.

LATHAM & WATKINS LLP

        Neff Rental, Inc. also is a direct, 100% owned subsidiary of Neff Rental LLC. The guarantee of Neff Rental, Inc., is full and unconditional, with a permitted "savings clause" which is a narrow limitation to prevent the guarantee from constituting a fraudulent conveyance within the scope of Section III.A.1.b.ii of the Commission's Release 33-7878 (August 4, 2000). If Neff Rental LLC and/or Neff Finance Corp. fail to make a scheduled payment, Neff Rental, Inc. is obligated to make the scheduled payment immediately and, if it doesn't, any holder of the notes may immediately bring suit directly against Neff Rental, Inc. for payment of all amounts due and payable pursuant to Section 11.01 of the indenture governing the Secured Notes indenture and Section 10.01 of the indenture governing the Registrant's $80.0 million aggregate principal amount of 13% Senior Subordinated Notes due 2013. Moreover, future guarantors may be added under the indentures from time to time, and the same sections of the indentures provide that the guarantee of each such guarantor be joint and several with all such guarantors.

        In addition, Amendment No. 1 has been revised in response to the Staff's comment with respect to further narrative disclosures to be included in the applicable footnotes.

Signatures

61.
Please have your and your co-registrants' controllers or principal accounting officers sign in that capacity.

Response: Amendment No. 1 has been revised in response to the Staff's comment through the addition of the signature of the Registrants' principal accounting officer.

Item 22. Undertakings

62.
It does not appear that the first and second full paragraphs on page II-5 apply to this offering. Please delete.

Response: Amendment No. 1 has been revised in response to the Staff's comment through the deletion of the indicated language on page II-5.

63.
Please delete the penultimate paragraph on page II-5 as you are not permitted to incorporate by reference.

Response: Amendment No. 1 has been revised in response to the Staff's comment through the deletion of the indicated language on page II-5.

Letter of Transmittal

64.
Please delete the language in your letters of transmittal requiring the note holder to acknowledge that he/she has read all of the terms of the exchange offer.

Response: Amendment No. 1 has been revised in response to the Staff's comment through the deletion of the indicated language.

*    *    *

We hope the foregoing answers are responsive to your comments and look forward to resolving any outstanding issues as quickly as possible. If you have any questions in connection with our responses to your comments, please feel free to call me at (212) 906-1231 or my colleague, Paul Kukish, at (212) 906-1725.

Sincerely,
/s/ DENNIS LAMONT Dennis D. Lamont of Latham & Watkins LLP